Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Loss Per Share

7.Loss Per Share

The following is a reconciliation of the numerators and denominators of the basic and diluted loss per share computations for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net Loss	$(14,691,871)	$(7,683,830)	$(29,232,518)	$(19,349,948)
Denominator:
Basic weighted average common shares outstanding	4,551,755	8,522,923	3,818,717	8,458,434
Earnings (loss) per share:
Basic and diluted	$(3.23)	$(0.90)	$(7.66)	$(2.29)

Potential common shares outstanding that are considered anti-dilutive are excluded from the computation of diluted earnings per share. As the Company has incurred losses from inception to date, due to its start-up nature, potential common shares are anti-dilutive due to this net loss. The number of potential shares outstanding that were anti-dilutive and therefore excluded from the computation of diluted earnings per share, weighted for the portion of the period they were outstanding, were as follows for the three and nine months ended September 30, 2021 and 2020, respectively.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Preferred stock	41,587,368	32,653,742	41,587,368	41,692,230
Stock options outstanding	8,852,171	7,684,943	8,601,614	6,414,452
Warrants outstanding	6,439	6,439	6,439	6,439
Total	50,445,978	40,345,124	50,195,421	48,113,121

12.          Loss Per Share

The following is a reconciliation of the numerators and denominators of the basic loss per share computations for the years ended December 31, 2020 and 2019:

	2020	2019
Numerator:
Net Loss	$(31,674,084)	$(18,468,776)
Denominator:
Basic weighted average common shares outstanding	8,197,409	8,310,333
Earnings (loss) per share:
Basic and diluted	$(3.86)	$(2.22)

Potential common shares outstanding that are considered anti-dilutive are excluded from the computation of diluted earnings per share. As the Company has incurred losses inception to date, due to its start-up nature, potential common shares are anti-dilutive due to this net loss. The number of potential shares outstanding that were anti-dilutive and therefore excluded from the computation of diluted earnings per share, weighted for the portion of the period they were outstanding, were as follows for the years ended December 31, 2020 and 2019, respectively.

	2020	2019
Preferred stock	36,338,255	30,610,834
Stock options outstanding	6,714,171	5,301,830
Warrants outstanding	6,439	6,439
Total	43,058,865	35,919,104